Other Income, Net (Schedule Of Components Of Other (Income) Expense, Net) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Component of Operating Income [Abstract]
Watson litigation settlement income, net	$ 0	$ (50,400)	$ 0
Net gain on sale of certain early-stage drug discovery and development assets	(5,200)	0	0
Foreign currency (gain) loss, net	(10,054)	(21)	0
Equity earnings from unconsolidated subsidiaries, net	(8,325)	(1,482)	(386)
Other miscellaneous	(8,745)	(1,156)	(235)
Other income, net	$ (32,324)	$ (53,059)	$ (621)